Jacob Funds, Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 20, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Jacob Funds, Inc. (the “Company”)
Securities Act Registration No: 333-82865
    Investment Company Registration No: 811-09447

Dear Sir or Madam:

On behalf of the Company and pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), attached herewith for filing please find the filing to add the Institutional Class shares for the Internet Fund.

The Company anticipates that this filing shall become effective on December 31, 2021, pursuant to Rule 485(a)(1) of the 1933 Act. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (920) 360-7173 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
Vice President
for U.S. Bank Global Fund Services,
Administrator to the Company

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP